Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Common Stock
Common Stock

9.Common Stock

The Company’s Amended and Restated Certificate of Incorporation dated November 5, 2018, as amended on March 24, 2020, pursuant to the Certificate of Amendment, both filed with the Secretary of the State of Delaware, authorized the issuance of 14,000,000 shares of common stock, par value of $0.0001 per share. The holders of common stock are entitled to elect three (3) directors, exclusively and as a separate class, out of five (5) directors.

The Company reserved shares of its common stock for the potential future issuances of 6,585,881 Preferred Stock and for potential future issuances of stock option awards outstanding and available for future grants (see Note 10).

During the three months ended March 31, 2024, the Company issued 221,977 shares of its common stock upon the exercise of stock options with an exercise price of $439,922.

8. Common Stock

The Company’s Amended and Restated Certificate of Incorporation dated November 5, 2018, as amended on March 24, 2020, pursuant to the Certificate of Amendment, both filed with the Secretary of the State of Delaware, authorized the issuance of 14,000,000 shares of common stock, par value of $0.0001 per share. The holders of common stock are entitled to elect three (3) directors, exclusively and as a separate class, out of five (5) directors.

The Company reserved shares of its common stock for the potential future issuances of 6,585,881 Preferred Stock and for potential future issuances of stock option awards outstanding and available for future grants (see Note 9).

During the year ended December 31, 2023 and 2022, the Company issued 65,552 and 144,931 shares of its common stock upon the exercise of stock options with an exercise price of $114,263 and $355,189, respectively. Further information is provided under the heading Common Stock Options in Note 14.